Equity and Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2016
Assumptions Used in Estimating Fair Value of Warrants Issued

The fair value of the warrants issued was estimated using a Black-Scholes pricing model with the following assumptions:

Risk free interest rate	0.58% to 0.97%
Expected life in years	2 -3 years
Expected volatility	98.96 to 146.6%

Summary of Stock Purchase Warrants Outstanding

The Company had stock purchase warrants outstanding as of March 31, 2016 and 2015 as follows:

				March 31, 2016	March 31, 2015
Year of issue	Exercise Price		Expiration	Underlying Shares	Underlying Shares
2011		$0.50	4/24/2015	—	2,449,997
2011		$0.30	2/24/2016	—	3,745,000
2013		$0.20	6/8/2016	18,367,263	18,367,263
2013		$0.20	6/21/2016	22,200,000	22,200,000
2013		$0.20	9/21/2015	—	22,196,795
2013		$0.20	1/14/2016	—	13,056,997
2014		$0.30	12/18/2016	8,336,400	8,336,400
2014		$0.30	3/7/2017	4,644,400	4,644,400
2015 2016	$ $	0.25 0.10	9/15/2017 12/14/2017	10,281,250 7,750,000	10,281,250 —

				71,579,313	105,278,102

Summary of Plan Activity

A summary of the Plan for the years ended March 31, 2016, 2015 and 2014 with changes therein are presented below:

	Option Shares #	Weighted average exercise price $	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value $
Outstanding, April 1, 2013	8,525,000	$0.20	3.0	$243, 875
Granted	—	—
Exercised	—	—
Cancelled/Expired	(270,000)	0.20

Outstanding, March 31, 2014	8,255,000	0.20	2.0	$—
Granted	—	—
Exercised	—	—
Cancelled/Expired	—	—

Outstanding, March 31, 2015	8,255,000	0.20	1.0
Granted	10,100,000	0.06	4.75 years	$—
Exercised	—	—
Cancelled/Expired	(8,255,000)	0.20

Outstanding, March, 31, 2016	10,100,000	$0.06	4.75 years	$—

Exercisable, March 31, 2016	10,100,000

Assumptions Used in Estimating Fair Value of Stock Options

The option grants were estimated on the date of grant using the Black-Scholes option pricing model and using the following assumptions:

Expected option life (years)	2.5 years
Risk free interest rate	1.12%
Expected volatility	106.03%

Modified Warrants [Member]
Assumptions Used in Estimating Fair Value of Warrants Issued

The relative fair value of the modified warrants were estimated using a Black-Scholes pricing model with the following assumptions:

Risk free interest rate	0.57% to 0.58%
Expected life in years	4 years
Expected volatility	205.5% to 212.7%